Restricted Bank Deposits and Short-term Bank Deposits - Summary of Restricted Bank Deposits and Short-term Bank Deposits (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Restricted bank deposits	¥ 6	¥ 16